QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS	January 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.7%
COMMUNICATION SERVICES – 5.5%
Activision Blizzard, Inc.	174	$13,748
Alphabet, Inc., Class A*	139	376,144
AT&T, Inc.	1,592	40,596
BCE, Inc.	462	24,144
Comcast Corp., Class A	1,016	50,790
Electronic Arts, Inc.	64	8,490
Match Group, Inc.*	64	7,213
Meta Platforms, Inc., Class A*	929	291,019
Netflix, Inc.*	98	41,860
ROBLOX Corp., Class A*	118	7,771
Snap, Inc., Class A*	302	9,827
Spotify Technology SA*	42	8,243
TELUS Corp.	695	16,353
T-Mobile US, Inc.*	278	30,071
Twitter, Inc.*	178	6,677
Verizon Communications, Inc.	923	49,131
Walt Disney Co. (The)*	406	58,046
		1,040,123
CONSUMER DISCRETIONARY – 7.8%
Airbnb, Inc., Class A*	77	11,856
Amazon.com, Inc.*	151	451,712
AutoZone, Inc.*	4	7,945
Booking Holdings, Inc.*	10	24,561
Chipotle Mexican Grill, Inc.*	6	8,913
Coupang, Inc.*	352	7,329
Dollar Tree, Inc.*	50	6,561
DoorDash, Inc., Class A*	70	7,944
DR Horton, Inc.	79	7,048
eBay, Inc.	140	8,410
Ferrari NV	41	9,469
Ford Motor Co.	876	17,783
Home Depot, Inc. (The)	233	85,506
Lennar Corp., Class A	68	6,535
Lowe's Cos., Inc.	155	36,789
Lucid Group, Inc.*	367	10,786
Lululemon Athletica, Inc.*	502	167,548
Magna International, Inc.	152	12,253
McDonald's Corp.	166	43,069
MercadoLibre, Inc.*	12	13,585
O'Reilly Automotive, Inc.*	165	107,539
Pool Corp.	289	137,636
Rivian Automotive, Inc., Class A*	159	10,453
Ross Stores, Inc.	79	7,722
Starbucks Corp.	262	25,760
Target Corp.	107	23,586
Tesla, Inc.*	223	208,889
TJX Cos., Inc. (The)	268	19,288
Yum! Brands, Inc.	66	8,261
		1,494,736
CONSUMER STAPLES – 3.4%
Altria Group, Inc.	410	20,861
Archer-Daniels-Midland Co.	125	9,375
Coca-Cola Co. (The)	964	58,814

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER STAPLES (Continued)
Colgate-Palmolive Co.	187	$15,418
Costco Wholesale Corp.	370	186,898
Estee Lauder Cos., Inc. (The), Class A	52	16,213
General Mills, Inc.	136	9,340
Kimberly-Clark Corp.	75	10,324
Kroger Co. (The)	166	7,236
Mondelez International, Inc., Class A	311	20,846
Monster Beverage Corp.*	118	10,233
PepsiCo, Inc.	308	53,444
Philip Morris International, Inc.	347	35,689
Procter & Gamble Co. (The)	540	86,643
Sysco Corp.	114	8,909
Walgreens Boots Alliance, Inc.	193	9,604
Walmart, Inc.	622	86,962
		646,809
ENERGY – 2.0%
Canadian Natural Resources Ltd.	598	30,450
Cenovus Energy, Inc.	1,025	14,914
Chevron Corp.	430	56,472
ConocoPhillips	294	26,054
Enbridge, Inc.	1,028	43,454
Enterprise Products Partners LP	487	11,513
EOG Resources, Inc.	130	14,492
Exxon Mobil Corp.	944	71,706
Marathon Petroleum Corp.	138	9,901
Pembina Pipeline Corp.	280	8,890
Phillips 66	97	8,225
Pioneer Natural Resources Co.	54	11,820
Schlumberger NV	312	12,190
Suncor Energy, Inc.	740	21,142
TC Energy Corp.	498	25,722
Valero Energy Corp.	91	7,550
Williams Cos., Inc. (The)	271	8,114
		382,609
FINANCIALS – 9.8%
Aflac, Inc.	147	9,235
Allstate Corp. (The)	64	7,723
American Express Co.	173	31,109
American International Group, Inc.	185	10,684
Ameriprise Financial, Inc.	25	7,608
Aon PLC, Class A	49	13,546
Arthur J Gallagher & Co.	47	7,423
Bank of America Corp.	1,824	84,159
Bank of Montreal	329	37,236
Bank of New York Mellon Corp. (The)	184	10,904
Bank of Nova Scotia (The)	617	44,399
Berkshire Hathaway, Inc., Class B*	499	156,197
BlackRock, Inc.	34	27,980
Blackstone, Inc.	154	20,323
Brookfield Asset Management, Inc., Class A	794	43,749
Canadian Imperial Bank of Commerce	229	28,744
Capital One Financial Corp.	95	13,939

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	January 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Charles Schwab Corp. (The)	403	$35,343
Chubb Ltd.	96	18,939
Citigroup, Inc.	443	28,848
CME Group, Inc.	80	18,360
Coinbase Global, Inc., Class A*	35	6,655
Discover Financial Services	66	7,639
FactSet Research Systems, Inc.	548	231,196
Goldman Sachs Group, Inc. (The)	75	26,601
Intercontinental Exchange, Inc.	126	15,959
JPMorgan Chase & Co.	659	97,927
KKR & Co., Inc.	130	9,251
Manulife Financial Corp.	985	20,508
Marsh & McLennan Cos., Inc.	112	17,208
MetLife, Inc.	187	12,540
Moody's Corp.	378	129,654
Morgan Stanley	400	41,016
MSCI, Inc.	248	132,958
Nasdaq, Inc.	37	6,631
PNC Financial Services Group, Inc. (The)	94	19,363
Progressive Corp. (The)	130	14,126
Prudential Financial, Inc.	85	9,483
Royal Bank of Canada	723	82,451
S&P Global, Inc.	325	134,947
State Street Corp.	82	7,749
Sun Life Financial, Inc.	298	16,867
SVB Financial Group*	13	7,591
T Rowe Price Group, Inc.	50	7,722
Toronto-Dominion Bank (The)	913	73,067
Truist Financial Corp.	298	18,720
US Bancorp	330	19,203
Wells Fargo & Co.	889	47,828
		1,871,308
HEALTH CARE – 20.3%
Abbott Laboratories	1,068	136,127
AbbVie, Inc.	394	53,935
Agilent Technologies, Inc.	68	9,474
Alcon, Inc.	109	8,369
Align Technology, Inc.*	18	8,909
Amgen, Inc.	126	28,620
Anthem, Inc.	54	23,813
Baxter International, Inc.	111	9,484
Becton Dickinson and Co.	64	16,265
Biogen, Inc.*	33	7,458
BioMarin Pharmaceutical, Inc.*	1,152	102,102
Bio-Techne Corp.	266	100,125
Boston Scientific Corp.*	318	13,642
Bristol-Myers Squibb Co.	494	32,056
Centene Corp.*	130	10,109
Cigna Corp.	74	17,054
CVS Health Corp.	294	31,314
Danaher Corp.	159	45,441
Dexcom, Inc.*	374	160,999

	Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE (Continued)
Edwards Lifesciences Corp.*	1,545	$168,714
Eli Lilly & Co.	797	195,576
Gilead Sciences, Inc.	280	19,230
Humana, Inc.	29	11,382
IDEXX Laboratories, Inc.*	325	164,872
Illumina, Inc.*	35	12,209
Incyte Corp.*	1,481	110,083
Insulet Corp.*	529	131,192
Intuitive Surgical, Inc.*	79	22,450
IQVIA Holdings, Inc.*	42	10,286
Johnson & Johnson	587	101,134
Masimo Corp.*	408	89,707
McKesson Corp.	34	8,728
Medtronic PLC	300	31,047
Merck & Co., Inc.	563	45,873
Mettler-Toledo International, Inc.*	122	179,667
Moderna, Inc.*	90	15,240
Pfizer, Inc.	1,252	65,968
Regeneron Pharmaceuticals, Inc.*	296	180,143
ResMed, Inc.	672	153,619
Seagen, Inc.*	965	129,802
Stryker Corp.	84	20,836
Thermo Fisher Scientific, Inc.	233	135,443
UnitedHealth Group, Inc.	210	99,240
Veeva Systems, Inc., Class A*	1,569	371,131
Vertex Pharmaceuticals, Inc.*	996	242,078
Waters Corp.*	292	93,475
West Pharmaceutical Services, Inc.	312	122,685
Zoetis, Inc.	604	120,673
		3,867,779
INDUSTRIALS – 4.8%
3M Co.	128	21,251
AMETEK, Inc.	52	7,112
Boeing Co. (The)*	131	26,231
Booz Allen Hamilton Holding Corp.	1,314	100,823
Canadian National Railway Co.	359	43,698
Canadian Pacific Railway Ltd.	339	24,205
Carrier Global Corp.	193	9,202
Caterpillar, Inc.	121	24,389
Cintas Corp.	23	9,005
Copart, Inc.*	53	6,850
CoStar Group, Inc.*	88	6,174
CSX Corp.	494	16,905
Cummins, Inc.	32	7,068
Deere & Co.	69	25,972
Eaton Corp. PLC	89	14,100
Emerson Electric Co.	132	12,137
Equifax, Inc.	28	6,713
Fastenal Co.	128	7,255
FedEx Corp.	59	14,506
Ferguson PLC	50	7,940
General Dynamics Corp.	62	13,150
General Electric Co.	245	23,148

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	January 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Honeywell International, Inc.	154	$31,490
IHS Markit Ltd.	94	10,978
Illinois Tool Works, Inc.	70	16,374
Johnson Controls International PLC	157	11,409
L3Harris Technologies, Inc.	43	9,000
Lockheed Martin Corp.	61	23,737
Norfolk Southern Corp.	54	14,687
Northrop Grumman Corp.	35	12,947
Old Dominion Freight Line, Inc.	25	7,548
Otis Worldwide Corp.	94	8,030
Parker-Hannifin Corp.	29	8,990
Raytheon Technologies Corp.	334	30,123
Republic Services, Inc.	71	9,064
Rockwell Automation, Inc.	496	143,453
Roper Technologies, Inc.	23	10,055
Stanley Black & Decker, Inc.	37	6,462
Thomson Reuters Corp.	248	26,625
Trane Technologies PLC	53	9,174
TransDigm Group, Inc.*	13	8,011
Uber Technologies, Inc.*	433	16,194
Union Pacific Corp.	143	34,971
Verisk Analytics, Inc.	36	7,061
Waste Connections, Inc.	132	16,460
Waste Management, Inc.	93	13,991
		914,668
INFORMATION TECHNOLOGY – 43.0%
Accenture PLC, Class A	432	152,747
Adobe, Inc.*	701	374,544
Advanced Micro Devices, Inc.*	1,136	129,788
Akamai Technologies, Inc.*	904	103,553
Amphenol Corp., Class A	133	10,585
Analog Devices, Inc.	120	19,676
ANSYS, Inc.*	442	150,284
Apple, Inc.	4,181	730,755
Applied Materials, Inc.	964	133,206
Arista Networks, Inc.*	69	8,577
Atlassian Corp. PLC, Class A*	32	10,379
Autodesk, Inc.*	1,077	269,024
Automatic Data Processing, Inc.	474	97,725
Block, Inc., Class A*	89	10,884
Broadcom, Inc.	236	138,268
Cadence Design Systems, Inc.*	1,327	201,890
Ceridian HCM Holding, Inc.*	77	5,838
CGI, Inc.*	111	9,476
Cisco Systems, Inc.	940	52,330
Cloudflare, Inc., Class A*	61	5,880
Cognizant Technology Solutions Corp., Class A	118	10,080
Corning, Inc.	191	8,030
Crowdstrike Holdings, Inc., Class A*	46	8,309
Datadog, Inc., Class A*	57	8,328
Descartes Systems Group, Inc. (The)*	1,408	102,460
Enphase Energy, Inc.*	670	94,115

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Entegris, Inc.	1,091	$130,745
EPAM Systems, Inc.*	197	93,800
Fair Isaac Corp.*	493	244,030
Fidelity National Information Services, Inc.	136	16,309
Fiserv, Inc.*	147	15,538
Fortinet, Inc.*	738	219,363
Global Payments, Inc.	65	9,742
GLOBALFOUNDRIES, Inc.*	120	5,921
HP, Inc.	257	9,440
HubSpot, Inc.*	163	79,674
Intel Corp.	906	44,231
International Business Machines Corp.	200	26,714
Intuit, Inc.	306	169,900
Keysight Technologies, Inc.*	575	97,072
KLA Corp.	565	219,938
Lam Research Corp.	275	162,228
Lattice Semiconductor Corp.*	1,910	105,470
Manhattan Associates, Inc.*	1,164	155,825
Marvell Technology, Inc.	183	13,066
Mastercard, Inc., Class A	217	83,844
Microchip Technology, Inc.	124	9,608
Micron Technology, Inc.	250	20,568
Microsoft Corp.	2,398	745,730
MongoDB, Inc.*	15	6,077
Monolithic Power Systems, Inc.	462	186,154
Motorola Solutions, Inc.	38	8,814
NVIDIA Corp.	1,064	260,531
NXP Semiconductors NV	59	12,121
Okta, Inc.*	33	6,530
Oracle Corp.	1,888	153,230
Palantir Technologies, Inc., Class A*	426	5,840
Palo Alto Networks, Inc.*	22	11,383
Paychex, Inc.	80	9,421
Paylocity Holding Corp.*	468	95,463
PayPal Holdings, Inc.*	262	45,048
QUALCOMM, Inc.	1,435	252,216
Salesforce.com, Inc.*	215	50,015
ServiceNow, Inc.*	342	200,337
Shopify, Inc., Class A*	57	54,962
Snowflake, Inc., Class A*	67	18,485
Synopsys, Inc.*	871	270,446
TE Connectivity Ltd.	73	10,440
Teledyne Technologies, Inc.*	246	103,672
Teradyne, Inc.	829	97,349
Texas Instruments, Inc.	812	145,746
Trade Desk, Inc. (The), Class A*	97	6,745
Twilio, Inc., Class A*	37	7,626
Ubiquiti, Inc.	908	263,356
Unity Software, Inc.*	64	6,730
Visa, Inc., Class A	373	84,361
VMware, Inc., Class A	93	11,949
Workday, Inc., Class A*	407	102,975
Xilinx, Inc.	770	149,034

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Concluded)	January 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Zebra Technologies Corp., Class A*	12	$6,109
Zoom Video Communications, Inc., Class A*	54	8,331
Zscaler, Inc.*	31	7,970
		8,184,953
MATERIALS – 1.3%
Air Products and Chemicals, Inc.	50	14,106
Ball Corp.	72	6,991
Barrick Gold Corp.	904	17,312
Corteva, Inc.	163	7,837
Dow, Inc.	165	9,855
DuPont de Nemours, Inc.	115	8,809
Ecolab, Inc.	64	12,125
Franco-Nevada Corp.	97	12,832
International Flavors & Fragrances, Inc.	57	7,519
Linde PLC	114	36,329
Newmont Corp.	406	24,835
Nucor Corp.	64	6,490
Nutrien Ltd.	290	20,242
PPG Industries, Inc.	53	8,279
Sherwin-Williams Co. (The)	58	16,618
Southern Copper Corp.	173	11,053
Teck Resources Ltd., Class B	271	8,366
Wheaton Precious Metals Corp.	229	9,233
		238,831
REAL ESTATE – 0.9%
Alexandria Real Estate Equities, Inc., REIT	35	6,819
American Tower Corp., REIT	102	25,653
AvalonBay Communities, Inc., REIT	31	7,571
CBRE Group, Inc., Class A*	74	7,499
Crown Castle International Corp., REIT	96	17,521
Digital Realty Trust, Inc., REIT	64	9,551
Equinix, Inc., REIT	20	14,498
Equity Residential, REIT	84	7,453
Prologis, Inc., REIT	165	25,875
Public Storage, REIT	39	13,983
Realty Income Corp., REIT	126	8,746
SBA Communications Corp., REIT	24	7,810
Simon Property Group, Inc., REIT	73	10,746
Welltower, Inc., REIT	97	8,403
Weyerhaeuser Co., REIT	167	6,752
		178,880
UTILITIES – 0.9%
American Electric Power Co., Inc.	116	10,487
American Water Works Co., Inc.	40	6,432
Brookfield Infrastructure Partners LP	204	12,044
Dominion Energy, Inc.	181	14,600
Duke Energy Corp.	172	18,070
Eversource Energy	76	6,801
Exelon Corp.	218	12,633
Fortis, Inc.	240	11,407

	Number of Shares	Value
COMMON STOCKS (Continued)
UTILITIES (Continued)
NextEra Energy, Inc.	455	$35,545
Public Service Enterprise Group, Inc.	112	7,451
Sempra Energy	71	9,809
Southern Co. (The)	242	16,817
Xcel Energy, Inc.	120	8,359
		170,455
TOTAL COMMON STOCKS
(Cost $19,429,497)		18,991,151

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 0.03%(a)	52,691	52,691
TOTAL SHORT TERM INVESTMENTS
(Cost $52,691)		52,691
TOTAL INVESTMENTS – 100.0%
(Cost $19,482,188)		19,043,842
Liabilities in Excess of Other Assets – (0.0)%		(2,987)
TOTAL NET ASSETS – 100.0%		$19,040,855

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

REIT	:	Real Estate Investment Trust